Marsico Focus Fund

SCHEDULE OF INVESTMENTS

As of December 31, 2022

(Unaudited)

	Number of Shares	Value	Percent of Net Assets

COMMON STOCKS^
Apparel, Accessories & Luxury Goods
lululemon athletica, inc.*	54,585	$17,487,942	3.24%

Application Software
Synopsys, Inc.*	53,584	17,108,835	3.17

Data Processing & Outsourced Services
Visa, Inc. - Cl. A	119,111	24,746,501	4.59

Diversified Banks
JPMorgan Chase & Company	178,169	23,892,463	4.43

Financial Exchanges & Data
S&P Global, Inc.	51,518	17,255,439	3.20

Home Improvement Retail
The Home Depot, Inc.	75,118	23,726,771	4.40

Hypermarkets & Super Centers
Costco Wholesale Corp.	43,148	19,697,062	3.65

Interactive Media & Services
Meta Platforms, Inc. - Cl. A*	175,738	21,148,311	3.92

Internet & Direct Marketing Retail
Amazon.com, Inc.*	322,395	27,081,180	5.02

Life Sciences Tools & Services
Danaher Corp.	67,752	17,982,736	3.34

Managed Health Care
UnitedHealth Group, Inc.	48,264	25,588,608	4.75

Oil & Gas Exploration & Production
Devon Energy Corp.	265,120	16,307,531	3.02
Pioneer Natural Resources Company	66,471	15,181,312	2.82
		31,488,843	5.84
Pharmaceuticals
Eli Lilly & Company	68,722	25,141,257	4.66

Research & Consulting Services
CoStar Group, Inc.*	176,493	13,639,379	2.53

	Number of Shares	Value	Percent of Net Assets
Restaurants
Chipotle Mexican Grill, Inc.*	15,132	$20,995,499	3.89%

Semiconductor Equipment
ASML Holding N.V. - NY Reg. Shs.	44,480	24,303,872	4.51

Semiconductors
NVIDIA Corp.	142,959	20,892,028	3.87

Specialty Chemicals
The Sherwin-Williams Company	102,810	24,399,897	4.53

Systems Software
Microsoft Corp.	183,581	44,026,396	8.16
ServiceNow, Inc.*	31,204	12,115,577	2.25
		56,141,973	10.41
Technology Hardware, Storage & Peripherals
Apple, Inc.	205,741	26,731,928	4.96

Trading Companies & Distributors
United Rentals, Inc.*	57,200	20,330,024	3.77

Wireless Telecommunication Services
T-Mobile US, Inc.*	166,793	23,351,020	4.33

TOTAL COMMON STOCKS
(Cost $397,660,801)		523,131,568	97.01

SHORT-TERM INVESTMENTS^

State Street Institutional Treasury Money Market Fund - Premier Class, 3.79%#	18,929,664	18,929,664	3.51
TOTAL SHORT-TERM INVESTMENTS
(Cost $18,929,664)		18,929,664	3.51

TOTAL INVESTMENTS
(Cost $416,590,465)		542,061,232	100.52

Liabilities, Less Cash and Other Assets		(2,785,660)	(0.52)

NET ASSETS		$539,275,572	100.00%

^	As of December 31, 2022, all investments were classified as Level 1 with their corresponding fair valuation disclosed in the above Schedule of Investments. For more information on investment valuation and valuation inputs, refer to the Notes to Schedule of Investments.
*	Non-income producing
#	Rate shown is the 7-day yield as of December 31, 2022.

See Notes to Schedule of Investments.

Marsico Growth Fund

SCHEDULE OF INVESTMENTS

As of December 31, 2022

(Unaudited)

	Number of Shares	Value	Percent of Net Assets

COMMON STOCKS^
Aerospace & Defense
HEICO Corp.	15,313	$2,352,689	1.03%

Apparel, Accessories & Luxury Goods
lululemon athletica, inc.*	8,127	2,603,728	1.14

Application Software
Synopsys, Inc.*	18,670	5,961,144	2.61

Data Processing & Outsourced Services
Mastercard, Inc. - Cl. A	41,549	14,447,834	6.33

Diversified Banks
JPMorgan Chase & Company	34,818	4,669,094	2.04

Diversified Support Services
Cintas Corp.	10,309	4,655,751	2.04

Electronic Components
Amphenol Corp. - Cl. A	74,774	5,693,292	2.49

Financial Exchanges & Data
MSCI, Inc.	9,234	4,295,380	1.88
S&P Global, Inc.	15,504	5,192,910	2.27
		9,488,290	4.15

Health Care Equipment
IDEXX Laboratories, Inc.*	15,977	6,517,977	2.85
Intuitive Surgical, Inc.*	20,223	5,366,173	2.35
		11,884,150	5.20

Home Improvement Retail
Floor & Decor Holdings, Inc. - Cl. A*	31,992	2,227,603	0.97
The Home Depot, Inc.	20,889	6,597,999	2.89
		8,825,602	3.86

Hypermarkets & Super Centers
Costco Wholesale Corp.	12,027	5,490,326	2.40

Interactive Media & Services
Alphabet, Inc. - Cl. A*	136,175	12,014,720	5.26
Meta Platforms, Inc. - Cl. A*	50,448	6,070,912	2.66
		18,085,632	7.92

	Number of Shares	Value	Percent of Net Assets
Internet & Direct Marketing Retail
Amazon.com, Inc.*	127,113	$10,677,492	4.68%
Etsy, Inc.*	19,313	2,313,311	1.01
		12,990,803	5.69

Life Sciences Tools & Services
Danaher Corp.	23,889	6,340,618	2.78
Mettler-Toledo International, Inc.*	3,306	4,778,658	2.09
		11,119,276	4.87

Managed Health Care
UnitedHealth Group, Inc.	9,891	5,244,010	2.30

Oil & Gas Exploration & Production
Devon Energy Corp.	37,167	2,286,142	1.00
Pioneer Natural Resources Company	23,679	5,408,047	2.37
		7,694,189	3.37

Personal Products
The Estee Lauder Companies, Inc. – Cl. A	16,420	4,073,966	1.78

Pharmaceuticals
Eli Lilly & Company	10,557	3,862,173	1.69

Research & Consulting Services
CoStar Group, Inc.*	79,797	6,166,712	2.70

Restaurants
Chipotle Mexican Grill, Inc.*	5,191	7,202,461	3.15

Semiconductor Equipment
ASML Holding N.V. - NY Reg. Shs.	9,999	5,463,454	2.39

Semiconductors
NVIDIA Corp.	58,769	8,588,502	3.76

Soft Drinks
Monster Beverage Corp.*	57,595	5,847,620	2.56

Specialty Chemicals
The Sherwin-Williams Company	23,885	5,668,627	2.48

Systems Software
Microsoft Corp.	82,075	19,683,226	8.62
ServiceNow, Inc.*	15,844	6,151,750	2.69
		25,834,976	11.31

Technology Hardware, Storage & Peripherals
Apple, Inc.	68,891	8,951,008	3.92

	Number of Shares	Value	Percent of Net Assets

Trading Companies & Distributors
United Rentals, Inc.*	16,628	$5,909,924	2.59%

Wireless Telecommunication Services
T-Mobile US, Inc.*	46,938	6,571,320	2.88

TOTAL COMMON STOCKS
(Cost $175,156,856)		225,346,553	98.65

SHORT-TERM INVESTMENTS^

State Street Institutional Treasury Money Market Fund - Premier Class, 3.79%#	5,200,041	5,200,041	2.28

TOTAL SHORT-TERM INVESTMENTS
(Cost $5,200,041)		5,200,041	2.28

TOTAL INVESTMENTS
(Cost $180,356,897)		230,546,594	100.93

Liabilities, Less Cash and Other Assets		(2,120,837)	(0.93)

NET ASSETS		$228,425,757	100.00%

^	As of December 31, 2022, all investments were classified as Level 1 with their corresponding fair valuation disclosed in the above Schedule of Investments. For more information on investment valuation and valuation inputs, refer to the Notes to Schedule of Investments.
*	Non-income producing
#	Rate shown is the 7-day yield as of December 31, 2022.

See Notes to Schedule of Investments.

Marsico Midcap Growth Focus Fund

SCHEDULE OF INVESTMENTS

As of December 31, 2022

(Unaudited)

	Number of Shares	Value	Percent of Net Assets

COMMON STOCKS^
Aerospace & Defense
HEICO Corp.	57,011	$8,759,170	3.59%

Apparel, Accessories & Luxury Goods
lululemon athletica, inc.*	30,076	9,635,749	3.94

Application Software
Constellation Software, Inc.	5,185	8,095,186	3.31
Synopsys, Inc.*	32,816	10,477,821	4.29
		18,573,007	7.60

Automotive Retail
O’Reilly Automotive, Inc.*	9,076	7,660,416	3.14

Biotechnology
Neurocrine Biosciences, Inc.*	64,223	7,670,795	3.14

Casinos & Gaming
Las Vegas Sands Corp.*	102,075	4,906,745	2.01

Data Processing & Outsourced Services
Toast, Inc. - Cl. A*	189,531	3,417,244	1.40

Diversified Support Services
Cintas Corp.	22,184	10,018,738	4.10

Electrical Components & Equipment
AMETEK, Inc.	48,635	6,795,282	2.78

Electronic Components
Amphenol Corp. - Cl. A	132,175	10,063,805	4.12

Electronic Equipment & Instruments
Novanta, Inc.*	42,470	5,770,399	2.36

Financial Exchanges & Data
MSCI, Inc.	14,888	6,925,451	2.84

Health Care Equipment
IDEXX Laboratories, Inc.*	14,839	6,053,718	2.48

Home Improvement Retail
Floor & Decor Holdings, Inc. - Cl. A*	33,619	2,340,891	0.96

	Number of Shares	Value	Percent of Net Assets

Homebuilding
NVR, Inc.*	1,626	$7,500,055	3.07%

Internet & Direct Marketing Retail
Etsy, Inc.*	38,902	4,659,682	1.91

Leisure Products
Acushnet Holdings Corp.	177,118	7,520,430	3.08

Life Sciences Tools & Services
Mettler-Toledo International, Inc.*	5,734	8,288,210	3.39
Repligen Corp.*	29,824	5,049,502	2.07
		13,337,712	5.46

Oil & Gas Exploration & Production
Devon Energy Corp.	58,670	3,608,792	1.47
Pioneer Natural Resources Company	31,846	7,273,308	2.98
		10,882,100	4.45

Regional Banks
First Republic Bank	51,040	6,221,266	2.55

Research & Consulting Services
CoStar Group, Inc.*	127,355	9,841,994	4.03

Restaurants
Chipotle Mexican Grill, Inc.*	6,582	9,132,459	3.74
Domino’s Pizza, Inc.	10,394	3,600,482	1.47
		12,732,941	5.21

Semiconductor Equipment
Enphase Energy, Inc.*	27,572	7,305,477	2.99
KLA Corp.	21,400	8,068,442	3.30
		15,373,919	6.29

Semiconductors
Microchip Technology, Inc.	109,468	7,690,127	3.15

Systems Software
Palo Alto Networks, Inc.*	39,964	5,576,577	2.28

Trading Companies & Distributors
United Rentals, Inc.*	21,082	7,492,964	3.07

TOTAL COMMON STOCKS
(Cost $171,100,978)		217,421,177	89.01

	Number of Shares	Value	Percent of Net Assets

SHORT-TERM INVESTMENTS^

State Street Institutional Treasury Money Market Fund- Premier Class, 3.79%#	27,957,856	$27,957,856	11.45%

TOTAL SHORT-TERM INVESTMENTS
(Cost $27,957,856)		27,957,856	11.45

TOTAL INVESTMENTS
(Cost $199,058,834)		245,379,033	100.46

Liabilities, Less Cash and Other Assets		(1,112,272)	(0.46)

NET ASSETS		$244,266,761	100.00%

^	As of December 31, 2022, all investments were classified as Level 1 with their corresponding fair valuation disclosed in the above Schedule of Investments. For more information on investment valuation and valuation inputs, refer to the Notes to Schedule of Investments.
*	Non-income producing
#	Rate shown is the 7-day yield as of December 31, 2022.

See Notes to Schedule of Investments.

Marsico International Opportunities Fund

SCHEDULE OF INVESTMENTS

As of December 31, 2022

(Unaudited)

	Number of Shares	Value	Percent of Net Assets

COMMON STOCKS^
Aerospace & Defense
Airbus S.E.	14,013	$1,665,323	4.46%

Apparel, Accessories & Luxury Goods
LVMH Moet Hennessy Louis Vuitton S.E.	1,210	880,636	2.36

Application Software
Constellation Software, Inc.	306	477,749	1.28
SAP S.E.	8,892	917,482	2.45
Xero Ltd.*	4,129	197,545	0.53
		1,592,776	4.26

Asset Management & Custody Banks
Partners Group Holding A.G.	196	173,139	0.46

Automobile Manufacturers
Ferrari N.V.	1,917	410,660	1.10

Biotechnology
CSL Ltd.	3,655	716,093	1.92

Casinos & Gaming
Evolution A.B.	3,464	337,077	0.90

Consumer Electronics
Sony Group Corp.	12,500	955,787	2.56

Data Processing & Outsourced Services
Adyen N.V.*	227	313,071	0.84

Distillers & Vintners
Diageo PLC	23,041	1,016,723	2.72

Diversified Banks
BAWAG Group A.G.	15,163	808,315	2.16
HDFC Bank Ltd. Spon. ADR	11,663	797,866	2.14
		1,606,181	4.30

Electronic Equipment & Instruments
Keyence Corp.	1,800	705,242	1.89

Financial Exchanges & Data
Deutsche Boerse A.G.	4,644	802,346	2.15

	Number of Shares	Value	Percent of Net Assets

General Merchandise Stores
Dollarama, Inc.	4,622	$270,322	0.72%

Health Care Equipment
Olympus Corp.	45,600	817,214	2.19

Health Care Supplies
Alcon, Inc.	18,494	1,263,668	3.38

Human Resource & Employment Services
Recruit Holdings Company Ltd.	13,300	423,302	1.13

Industrial Conglomerates
Siemens A.G.	4,784	663,890	1.78

Industrial Gases
Air Liquide S.A.	5,011	710,197	1.90

Industrial Machinery
MISUMI Group, Inc.	16,000	350,991	0.94

Integrated Oil & Gas
TotalEnergies S.E.	11,641	730,844	1.96

Integrated Telecommunication Services
Cellnex Telecom S.A.	24,088	797,272	2.13
Deutsche Telekom A.G.	48,293	963,495	2.58
		1,760,767	4.71

Interactive Home Entertainment
Sea Ltd. ADR*	4,933	256,664	0.69

Interactive Media & Services
Scout24 S.E.	11,915	598,564	1.60
Tencent Holdings Ltd.	22,400	958,510	2.57
		1,557,074	4.17

Internet & Direct Marketing Retail
Alibaba Group Holding Ltd. Spon. ADR*	7,584	668,074	1.79
JD.com, Inc. - Cl. A	23,516	663,411	1.78
Meituan - Cl. B*	24,400	546,116	1.46
MercadoLibre, Inc.*	353	298,723	0.80
		2,176,324	5.83

IT Consulting & Other Services
Endava PLC Spon. ADR*	1,891	144,661	0.39

Life & Health Insurance
AIA Group Ltd.	113,200	1,258,833	3.37

	Number of Shares	Value	Percent of Net Assets

Movies & Entertainment
Spotify Technology S.A.*	2,877	$227,139	0.61%

Packaged Foods & Meats
Nestlé S.A.	12,611	1,461,247	3.91

Personal Products
L’Oreal S.A.	1,782	636,356	1.70

Pharmaceuticals
AstraZeneca PLC	10,986	1,489,922	3.99
Dechra Pharmaceuticals PLC	7,108	224,970	0.60
Novo Nordisk A/S - Cl. B	8,922	1,204,704	3.22
Roche Holding A.G.	4,210	1,322,668	3.54
		4,242,264	11.35

Property & Casualty Insurance
Intact Financial Corp.	6,500	935,683	2.50

Real Estate Services
FirstService Corp.	3,400	416,362	1.11

Research & Consulting Services
Experian PLC	26,741	909,402	2.43

Restaurants
Domino’s Pizza Enterprises Ltd.	10,222	461,077	1.23

Semiconductor Equipment
ASML Holding N.V.	2,433	1,312,099	3.51

Semiconductors
Infineon Technologies A.G.	15,880	483,274	1.30
Taiwan Semiconductor Manufacturing Co., Ltd. Spon. ADR	9,638	717,935	1.92
		1,201,209	3.22

Soft Drinks
Coca-Cola Europacific Partners PLC	22,581	1,249,181	3.34

Specialty Chemicals
Shin-Etsu Chemical Company Ltd.	5,200	642,868	1.72

TOTAL COMMON STOCKS
(Cost $31,781,535)		37,254,692	99.71

	Number of Shares	Value	Percent of Net Assets

SHORT-TERM INVESTMENTS^

State Street Institutional Treasury Money Market Fund - Premier Class, 3.79%#	316,242	$316,242	0.85%

TOTAL SHORT-TERM INVESTMENTS
(Cost $316,242)		316,242	0.85

TOTAL INVESTMENTS
(Cost $32,097,777)		37,570,934	100.56

Liabilities, Less Cash and Other Assets		(208,254)	(0.56)

NET ASSETS		$37,362,680	100.00%

^	As of December 31, 2022, all investments were classified as Level 1 with their corresponding fair valuation disclosed in the above Schedule of Investments. For more information on investment valuation and valuation inputs, refer to the Notes to Schedule of Investments.
*	Non-income producing
#	Rate shown is the 7-day yield as of December 31, 2022.

See Notes to Schedule of Investments.

SUMMARY OF INVESTMENTS BY COUNTRY

Country	Market Value	Percent of Investment Securities
Argentina	$298,723	0.80%
Australia	1,177,170	3.13
Austria	808,315	2.15
Canada	2,100,116	5.59
China/Hong Kong	4,094,944	10.90
Denmark	1,204,704	3.21
France	4,623,356	12.31
Germany	4,429,051	11.79
India	797,866	2.12
Italy	410,660	1.09
Japan	3,895,404	10.37
Netherlands	1,625,170	4.33
New Zealand	197,545	0.53
Singapore	256,664	0.68
Spain	797,272	2.12
Sweden	564,216	1.50
Switzerland	4,220,722	11.23
Taiwan	717,935	1.91
United Kingdom	5,034,859	13.40
United States(1)	316,242	0.84
	$37,570,934	100.00%

(1)	Includes short-term securities.

Marsico Global Fund

SCHEDULE OF INVESTMENTS

As of December 31, 2022

(Unaudited)

	Number of Shares	Value	Percent of Net Assets

COMMON STOCKS^
Apparel, Accessories & Luxury Goods
Hermes International	6,706	$10,372,837	6.99%
lululemon athletica, inc.*	11,163	3,576,402	2.41
		13,949,239	9.40

Application Software
Constellation Software, Inc.	2,681	4,185,766	2.82
Synopsys, Inc.*	14,612	4,665,465	3.14
		8,851,231	5.96

Automotive Retail
O’Reilly Automotive, Inc.*	5,809	4,902,970	3.30

Biotechnology
Neurocrine Biosciences, Inc.*	40,732	4,865,030	3.28

Financial Exchanges & Data
Deutsche Boerse A.G.	17,493	3,022,275	2.04

Home Improvement Retail
The Home Depot, Inc.	14,724	4,650,723	3.13

Hypermarkets & Super Centers
Costco Wholesale Corp.	11,440	5,222,360	3.52

Integrated Telecommunication Services
Deutsche Telekom A.G.	386,119	7,703,475	5.19

Interactive Media & Services
Meta Platforms, Inc. - Cl. A*	45,744	5,504,833	3.71

Internet & Direct Marketing Retail
Amazon.com, Inc.*	70,718	5,940,312	4.00

Managed Health Care
UnitedHealth Group, Inc.	12,109	6,419,950	4.32

Oil & Gas Exploration & Production
Pioneer Natural Resources Company	22,190	5,067,974	3.41

Personal Products
L’Oreal S.A.	14,543	5,193,334	3.50

	Number of Shares	Value	Percent of Net Assets

Pharmaceuticals
AstraZeneca PLC	41,424	$5,617,924	3.79%
Eli Lilly & Company	17,291	6,325,739	4.26
Novo Nordisk A/S - Cl. B	49,926	6,741,318	4.54
		18,684,981	12.59

Railroads
Canadian Pacific Railway Ltd.	60,317	4,499,045	3.03

Research & Consulting Services
CoStar Group, Inc.*	34,073	2,633,161	1.77

Restaurants
Chipotle Mexican Grill, Inc.*	4,707	6,530,915	4.40

Semiconductor Equipment
ASML Holding N.V. - NY Reg. Shs.	12,430	6,791,752	4.58

Semiconductors
Taiwan Semiconductor Manufacturing Co., Ltd. Spon. ADR	53,630	3,994,899	2.69

Specialty Chemicals
The Sherwin-Williams Company	21,444	5,089,305	3.43

Systems Software
Microsoft Corp.	32,129	7,705,177	5.19

Technology Hardware, Storage & Peripherals
Apple, Inc.	31,982	4,155,421	2.80

Trading Companies & Distributors
United Rentals, Inc.*	15,337	5,451,077	3.67

TOTAL COMMON STOCKS
(Cost $117,803,522)		146,829,439	98.91

	Number of Shares	Value	Percent of Net Assets

SHORT-TERM INVESTMENTS^

State Street Institutional Treasury Money Market Fund- Premier Class, 3.79%#	2,168,608	$2,168,608	1.46%

TOTAL SHORT-TERM INVESTMENTS
(Cost $2,168,608)		2,168,608	1.46

TOTAL INVESTMENTS
(Cost $119,972,130)		148,998,047	100.37

Liabilities, Less Cash and Other Assets		(551,343)	(0.37)
NET ASSETS		$148,446,704	100.00%

^	As of December 31, 2022, all investments were classified as Level 1 with their corresponding fair valuation disclosed in the above Schedule of Investments. For more information on investment valuation and valuation inputs, refer to the Notes to Schedule of Investments.
*	Non-income producing
#	Rate shown is the 7-day yield as of December 31, 2022.

See Notes to Schedule of Investments.

SUMMARY OF INVESTMENTS BY COUNTRY

Country	Market Value	Percent of Investment Securities
Canada	$8,684,811	5.83%
Denmark	6,741,318	4.52
France	15,566,171	10.44
Germany	10,725,750	7.20
Netherlands	6,791,752	4.56
Taiwan	3,994,899	2.68
United Kingdom	5,617,924	3.77
United States(1)	90,875,422	61.00
	$148,998,047	100.00%

(1)	Includes short-term securities.

Notes to Schedules of Investments

Investment Valuation — A security traded on a recognized stock exchange is generally valued at the last sale price prior to the closing of the principal exchange on which the security is traded. Securities traded on NASDAQ generally will be valued at the NASDAQ Official Closing Price. If no sale price is reported on the valuation date, the most current bid price will generally be used, with the exception of short option positions which will generally utilize the most current ask price. Other securities for which over-the-counter market quotations are readily available are generally valued at the last sale price. Debt securities that will mature in more than 60 days are generally valued at their bid prices furnished by a pricing service. Debt securities that will mature in 60 days or less are valued at amortized cost, if it approximates market value. Any securities for which market quotations are not readily available are valued at their fair value as determined in good faith by the Adviser, as the Board’s valuation designee (as defined in Rule 2a-5 under the 1940 Act (“Rule 2a-5”)), in accordance with established procedures and under the general oversight of the Funds’ Board of Trustees. The Funds may use pricing services to assist in determining market value. The Adviser, as the Board’s valuation designee, has proposed and the Board has approved the use of a pricing service to assist the Funds in valuing certain equity securities listed or traded on foreign security exchanges in the Funds’ portfolios in certain circumstances where there is a significant change in the value of related US-traded securities, as represented by, for example, the S&P 500 Index.

The Funds began complying with Rule 2a-5 effective September 1, 2022. Effective on that date, securities for which market quotations are not readily available will have a fair value determined by the Adviser, as the Board’s valuation designee, in accordance with procedures established by the Adviser, approved by the Chief Compliance Officer, and ratified by the Board of Trustees. When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the Funds’ procedures.

“Fair Value Measurements and Disclosures” (the “Fair Value Statement”) defines fair value, establishes a framework for measuring fair value in Generally Accepted Accounting Principles (“GAAP”), and expands disclosures about fair value measurements. Under the Fair Value Statement, various inputs are used in determining the value of the Funds’ investments.

These inputs are summarized into three broad levels and described below:

•         Level 1 – unadjusted quoted prices in active markets for identical investments

•         Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, and evaluated quotations obtained from pricing services)

•         Level 3 – significant unobservable inputs (including the Fund’s assumptions that market participants would use in determining the fair value of investments)

The inputs or methodology used for valuing investments are not an indication of the risk associated with investing in those investments. Changes in valuation techniques may result in transfers between the levels during the reporting period. There were no transfers into or out of Level 3 during the reporting period. As of December 31, 2022, each of the Fund’s investments were categorized as Level 1 securities. The fair values of the investments are reflected on each Fund’s Schedule of Investments by security type and economic industry.

Foreign Currency Translation — The accounting records of the Funds are maintained in US dollars. For valuation purposes, values of securities denominated in foreign currencies are translated into US dollars at 4:00 p.m. Eastern Time. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.

Reported realized gains and losses on foreign currency transactions arise from sales of portfolio securities, forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the US dollar equivalent of the amounts actually received or paid.

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at the end of the reporting period. Net unrealized appreciation or depreciation on investments and foreign currency translations arises from changes in the value of assets and liabilities, including investments in securities at the end of the reporting period, resulting from changes in the exchange rates and changes in market prices of securities held.

Transactions in foreign-denominated assets may involve greater risks than domestic transactions, including currency risk, political and economic risk, regulatory risk and market risk.

Federal Income Tax Information — “Accounting for Uncertainty in Income Taxes” (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations.

The Income Tax Statement requires management of the Funds to analyze all open tax years, consisting of fiscal years 2019-2023 as defined by Internal Revenue Service (“IRS”) statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the period ended December 31, 2022, the Funds did not have any liabilities for any unrecognized tax benefits. The Funds have no examinations in progress and are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

At December 31, 2022, gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

	Focus Fund	Growth Fund	Midcap Growth Focus Fund	International Opportunities Fund	Global Fund

Cost of Investments	$418,236,817	$180,356,897	$199,117,407	$32,183,560	$120,033,130

Gross Unrealized Appreciation	$130,949,400	$54,300,424	$53,709,529	$8,136,798	$31,120,963
Gross Unrealized Depreciation	(7,124,985)	(4,110,727)	(7,447,903)	(2,749,424)	(2,156,046)

Net Unrealized Appreciation on Investments	$123,824,415	$50,189,697	$46,261,626	$5,387,374	$28,964,917

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to wash sale loss deferrals.